Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000034078
Account Value [Line Items]
Accumulated Value	$ 9,750	$ 10,308	$ 10,861	$ 10,718	$ 11,605	$ 12,172	$ 12,151	$ 9,451	$ 9,594	$ 10,682	$ 11,310
C000034080
Account Value [Line Items]
Accumulated Value	10,000	10,496	10,971	10,753	11,559	12,021	11,919	9,210	9,272	10,324	10,931
C000023406
Account Value [Line Items]
Accumulated Value	9,424	9,339	11,577	11,428	12,584	11,408	15,077	14,239	14,500	18,059	20,356
C000023408
Account Value [Line Items]
Accumulated Value	10,000	9,832	12,102	11,852	12,955	11,661	15,296	14,335	14,488	18,045	20,340
C000107874
Account Value [Line Items]
Accumulated Value	9,424	10,217	13,564	11,081	12,894	13,871	15,919	10,557	11,818	14,153	19,017
C000107875
Account Value [Line Items]
Accumulated Value	10,000	10,769	14,187	11,495	13,291	14,176	16,152	10,623	11,816	14,150	19,014
C000023423
Account Value [Line Items]
Accumulated Value	9,425	9,443	12,328	10,871	11,390	11,910	16,446	12,076	13,155	16,381	21,195
C000023425
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,954	$ 12,911	$ 11,304	$ 11,755	$ 12,209	$ 16,735	$ 12,195	$ 13,189	$ 16,425	$ 21,251